REVENUE (Schedule of Revenue from contracts with customers) (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Revenue [abstract]
Revenue from contracts with a customer			¥ 6,867